Risk Management - Summary of the Positions of the Derivative Financial Instruments Held by the Company (Detail) bbl in Thousands, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2019 EUR (€) bbl	Dec. 31, 2019 GBP (£) bbl	Dec. 31, 2018 USD ($) bbl	Dec. 31, 2018 EUR (€) bbl	Dec. 31, 2018 GBP (£) bbl
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ (77.0)			$ (99.0)
Futures contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(10,383)	(10,383)	(10,383)	(14,043)	(14,043)	(14,043)
Fair value Asset Position (Liability)	$ (28.0)			$ 108.0
Futures contracts [Member] | Long position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | bbl	9,865	9,865	9,865	40,017	40,017	40,017
Maturity	2020
Futures contracts [Member] | Short position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | bbl	(20,248)	(20,248)	(20,248)	(54,060)	(54,060)	(54,060)
Maturity	2020
Forward contracts [Member] | Long position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 273.0			$ 137.0
Fair value Asset Position (Liability)				(2.0)
Maturity	2020
Forward contracts [Member] | Short position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 0.0			92.0
Fair value Asset Position (Liability)				(1.0)
Maturity	2020
Forward contracts [Member] | Long Position Or Foreign Currency Forwards EUR/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | €		€ 2,245			€ 3,000
Fair value Asset Position (Liability)	$ (45.0)			(123.0)
Maturity	2020
Forward contracts [Member] | Long Position Or Foreign Currency Forwards GBP/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			£ 505			£ 450
Fair value Asset Position (Liability)	$ 11.0			(11.0)
Maturity	2020
Forward contracts [Member] | Short Position Or Foreign Currency Forwards GPB/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			282			31
Fair value Asset Position (Liability)	$ (14.0)
Maturity	2020
Swap [Member] | Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			700			700
Fair value Asset Position (Liability)	$ 32.0			1.0
Maturity	2026
Swap [Member] | Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			£ 600			£ 600
Fair value Asset Position (Liability)	$ (50.0)			$ (70.5)
Maturity	2034
Swap [Member] | Interest rate swap contract [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 3,008.0
Fair value Asset Position (Liability)	$ 6.0
Maturity	2029/2034
Swap [Member] | Foreign currency / Cross-currency Swap in 2029/2034 | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 240.0
Fair value Asset Position (Liability)	$ 11.0
Maturity	2024/2029